Equity Earnings (Loss) of Joint Ventures (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
VAST LLC
Summarized balance sheets
Cash and cash equivalents	$ 8,267	$ 3,801
Receivables, net	24,907	23,594
Inventories, net	12,649	10,693
Other current assets	7,720	7,892
Total current assets	53,543	45,980
Property, plant and equipment, net	23,949	23,470
Other long-term assets	2,779	4,218
Total assets	80,271	73,668
Current liabilities	44,436	36,128
Long-term liabilities	6,571	11,808
Total liabilities	51,007	47,936
Net assets	29,264	25,732
STRATTEC’s share of net assets	9,755	8,577
NextLock LLC
Summarized balance sheets
Cash and cash equivalents	611	1,370
Property, plant and equipment, net	20
Total assets	631	1,370
Current liabilities	4	23
Net assets	627	1,347
STRATTEC’s share of net assets	$ 320	$ 687